Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 401K
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500	Reconciliation of Financial Statements to the Form 5500
The following is a reconciliation of net assets available for benefits as reported in the accompanying financial statements to net assets as reported in the Plan’s Form 5500 as of December 31, 2025 and 2024:

	December 31,
	2025	2024
Net assets available for benefits	$1,301,276	$1,217,789
Less: Contributions receivable
Employer	(1,109)	(2,020)
Participant	—	(1,412)
Net assets as reported on Form 5500	$1,300,167	$1,214,357
The following is a reconciliation of the net change in net assets available for benefits as reported in the accompanying financial statements to net income as reported in the Plan’s annual report Form 5500 for the year ended December 31, 2025:

Net change in net assets available for benefits	$83,487
Less: Contributions receivable as of December 31, 2025
Employer	(1,109)
Participant	—
Plus: Contributions receivable as of December 31, 2024
Employer	2,020
Participant	1,412
Net income as reported in Form 5500	$85,810